Short-term borrowings	12 Months Ended
Dec. 31, 2024
Short-term borrowings
Short-term borrowings

8.Short-term borrowings

As of December 31, 2024, the Group had short-term borrowings of RMB1,825 (US$250) from a third-party company BitTo Inc. The maturity period of the borrowings was from November 30, 2024 to September 30, 2025 with an annual interest rate of 7%.